RELATED PARTY TRANSACTIONS - Amounts due to and from related parties (Details) ₫ in Millions	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
RELATED PARTY TRANSACTIONS
Amounts due from related parties	₫ 3,213,894	$ 128,288,919	₫ 4,275,751
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Related party
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	₫ 3,207,490	$ 128,033,291	₫ 4,272,121
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Long-term amounts due from related parties	₫ 6,404	$ 255,628	₫ 3,630
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Short-term amounts due to related parties	₫ 81,894,753	$ 3,268,990,620	₫ 64,251,391
Long-term amounts due to related parties	32,586,172	1,300,741,338	42,095,740
Amounts due to related parties	114,480,925	4,569,731,958	106,347,131
Related party | Short-term loans, advance to and receivables from related parties
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	3,207,490	128,033,291	4,272,121
Related party | Long-term receivables
RELATED PARTY TRANSACTIONS
Long-term amounts due from related parties	6,404	255,628	3,630
Related party | Short-term payables to and borrowings from related parties
RELATED PARTY TRANSACTIONS
Short-term amounts due to related parties	81,894,753	3,268,990,620	64,251,391
Related party | Short-term payables
RELATED PARTY TRANSACTIONS
Short-term amounts due to related parties	10,929,519	436,273,312	9,370,301
Related party | Short-term borrowings
RELATED PARTY TRANSACTIONS
Short-term amounts due to related parties	70,965,234	2,832,717,308	54,881,090
Related party | Long-term payables to related parties
RELATED PARTY TRANSACTIONS
Long-term amounts due to related parties	32,586,172	1,300,741,338	42,095,740
Related party | Long-term payables
RELATED PARTY TRANSACTIONS
Long-term amounts due to related parties	18,604,438	742,632,844	18,142,459
Related party | Long-term borrowings
RELATED PARTY TRANSACTIONS
Long-term amounts due to related parties	₫ 13,981,734	$ 558,108,494	₫ 23,953,281